Financial Liabilities - Borrowings - Summary of Current and Non - Current Borrowings (Parenthetical) (Detail) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 22, 2022 GBP (£)
Disclosure of detailed information about borrowings [line items]
Nominal amount	£ 1,448	£ 1,146	€ 300
3.75% US dollar notes 2022 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%
Borrowings, maturity year	2022	2022
Nominal amount		£ 117		£ 117
3.25% US dollar notes 2023 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.25%	3.25%	3.25%
Borrowings, maturity year	2023	2023
Nominal amount	£ 94	£ 94
1.375% Euro notes 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.375%	1.375%	1.375%
Borrowings, maturity year	2025	2025
Nominal amount	£ 300	£ 300
3.75% gbp notes 2030 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.75%	3.75%	3.75%
Borrowings, maturity year	2030	2030
Nominal amount	£ 350	£ 350